SUMMARY DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
SUMMARY DESCRIPTION OF THE PLAN	SUMMARY DESCRIPTION OF THE PLAN
The following description of the CPKC 401(k) Savings Plan (the “Plan”) is provided for general informational purposes only as it relates to the terms and conditions of the Plan as of December 31, 2025, and 2024. The Canadian Pacific U.S. Salaried Retirement Income Plan (the "SRIP Plan") was merged into this Plan effective December 31, 2024, and certain terms and conditions of the Plan subsequently changed, effective January 1, 2025. SRIP Plan assets of $22,011,512 were transferred into the Plan. Additionally, the Kansas City Southern 401(k) and Profit Sharing Plan (the "KCS 401(k) Plan") merged into the CP 401(k) Savings effective May 27, 2025, and the plan was renamed the CPKC 401(k) Savings Plan. KCS 401(k) Plan assets of $188,172,557 were transferred into the Plan. Participants should refer to the Plan document for complete information regarding the Plan’s definitions, benefits, eligibility, and other matters.
General - The Plan is a defined contribution savings plan covering all eligible employees of Soo Line Railroad Company ("Soo Line"), Delaware and Hudson Railway Company, Inc. ("D&H"), Dakota, Minnesota and Eastern Railroad Corporation ("DM&E"), Central Maine & Quebec Railway U.S. Inc. ("CMQ U.S."), Kansas City Southern ("KCS"), Kansas City Southern Railway ("KCSR"), Trans-Serve Inc. ("TSI"), and Gateway Eastern Railway Company ("GER") (the “Companies”). The Companies are all subsidiaries of Canadian Pacific Kansas City Limited.
The Plan Investment Committee manages and monitors the investments of the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended, and the Internal Revenue Code (the “Code”), as amended. Principal Financial Group Inc. (the "Trustee") is the trustee and record-keeper of the Plan.
Eligibility - Qualified employees may participate in the Plan if they have reached the age of 18 and have completed 30 days of service with the Companies.
Contributions - Allowed pretax and/or post-tax participant contributions to the Plan were in a range of 1% to 75% of their compensation as an elective deferral savings contribution under Section 401(k) of the Code. Eligible Plan participants are automatically enrolled at 3% of Plan eligible compensation per pay period. Participants may change their contribution percentage every pay period. Transportation Communications International Union participants who accumulate a balance of 80 hours of sick pay as of December 31 of each year may elect to convert a certain portion of these sick days into additional contributions to the Plan. The maximum sick leave that a participant has the option to convert into a sick leave pay deposit to the Plan is 80 hours per year. The value of the sick leave pay deposit is calculated using the hours elected by the participant, multiplied by a base pay amount, which is adjusted for cost of living as provided by the Plan document. These deposits are then included as employee contributions. The maximum allowable elective contribution percentage limitation at the Companies’ discretion was 75% but is limited to the maximum allowable elective deferral for federal income tax purposes of $23,500 in 2025 (2024 - $23,000).
The Plan provides for an employer matching contribution of 50% of the first 6% of eligible compensation that a non-union participant contributes. Participating union employees are eligible to receive matching contributions only if their collective bargaining agreement so provides. Employees eligible to receive an employer nonelective contributions receive annual nonelective contribution equal to 3.5% of eligible compensation for the Plan year. For CMQ U.S. Non-union and Union employees, the Plan provides for an employer matching contribution of 2% of eligible compensation. The employees of Kansas City Southern Railway Company, formerly part of Midsouth Corporation and SouthRail Corporation receive an employer match of 100% on first $500 of contributions. No employee is eligible for an employer matching contribution on their catch-up contributions. Participants who have attained age 50 before or at the end of the Plan year are eligible to make catch-up contributions of $7,500 in 2025 (2024 - $7,500). Members reaching age 60-63 in the year have the ability to make catch-up contributions of up to $11,250 in 2025 (2024 - $7,500). The Plan allows for participant rollovers from other qualified plans. Contributions in excess of Code limitations are returned to participants when determined. There were no excess contributions at December 31, 2025 and 2024.
Participant Accounts - Participants may direct their Plan contributions and existing account balances to one or a combination of the investment options available. Investment options may be changed daily. Each participant’s account is credited with the participant’s contributions, related matching contributions (if applicable), and an allocation of Plan earnings from the participant’s respective elected investment fund options. Participant accounts are also charged with withdrawals and an allocation of Plan losses and administrative expenses that are paid by the Plan. Earnings of each investment fund are allocated daily based on the participant’s account balances, as defined in the Plan document. Matching contributions are allocated the same as the participant contributions as elected by the participant. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account balance.
Vesting - Participants in the Plan are immediately vested in the value of their voluntary contributions, and rollover contributions, if any. Non-union employees (except CMQ U.S.) are immediately vested in their employer matching contributions, plus earnings and losses thereon. The following unionized employees are eligible for matching contributions: all DM&E unionized, all CMQ U.S. unionized, and Kansas City Southern Railway Company unionized employees who are members of one of the following collective bargaining units with the former MidSouth Rail Corporation ("MidSouth Participants"):
•Brotherhood Maintenance of Way Employees
•Brotherhood of Railway Signalmen
•Brotherhood of Railway Carmen
•United Transportation Union
•International Brotherhood of Electrical Workers
•Brotherhood of Locomotive Engineers
•International Association of Machinists and Aerospace Workers
The vesting schedule for the matching contribution of DM&E union and all CMQ U.S. Plan participants is as follows:

Years of Vesting Service	Vested Percentage
Less than One	—%
One but less than Two	33%
Two but less than Three	66%
Three or more	100%
The vesting schedule for the matching contributions for MidSouth Participants is as follows:

Years of Vesting Service	Vested Percentage
Less than One	—%
One but less than Two	20%
Two but less than Three	40%
Three but less than Four	60%
Four but less than Five	80%
Five or more	100%
Forfeited Accounts - Forfeitures of the nonvested account balances result from participants who withdraw from the Plan before becoming fully vested in the matching contributions and earnings and losses thereon. Forfeitures may be used to reinstate the account of a participant who resumes employment with the Companies before incurring five consecutive 1-year breaks in service, to make any required corrective contributions, or to pay reasonable administrative expenses of the Plan. Remaining forfeitures are used to reduce the Employer's matching contributions and other Employer contributions. Unused forfeited accounts balance as of December 31, 2025 was $44,931 (2024 - $226,879). For the year ended December 31, 2025, the amounts used from forfeited nonvested accounts to reduce the employer contributions and pay administrative expenses were $293,652 (2024 - $65,251).
Notes Receivable from Participants - Plan participants may borrow from their Plan accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of the vested portion of the participant’s account. Loan maturities are five years or less, unless the loan qualifies as a home loan, in which case a longer time period may be permitted. Loans are repaid ratably over the repayment period through payroll deductions. The interest rate on participant loans is expected to be 2% over the prime lending rate at the time of origination. Interest rates on outstanding loans as of December 31, 2025 and 2024 ranged from 5.25% to 10.50%, with loan maturities at various dates through 2036. Participant loans are collateralized by the underlying participant account balance.
Payment of Benefits - Benefits are distributed to participants or beneficiaries upon death, disability, retirement, or termination of employment. Participants of the Plan may also elect to withdraw benefits subject to certain limitations including financial hardship or attainment of age 59 1/2. Rollover accounts may be withdrawn at any time. Benefit distributions under the Plan are made in either a single or partial lump-sum payment of the participant’s account balance, a series of substantially equal installments over a period not to exceed the lesser of ten years or the life expectancy of the participant or joint life expectancy of the participant and their beneficiary, or a combination thereof, at the discretion of the participant.
Plan Termination - Although the Companies have not expressed any intent to do so, they have the right under the Plan to discontinue their contributions at any time and to terminate the Plan at any time subject to the provisions of ERISA. In the event of Plan termination, all unvested balances will become 100% vested and the net assets of the Plan will be allocated among the participants or beneficiaries in accordance with the Plan document.